Balance sheet components (Tables)	6 Months Ended
Jun. 30, 2012
Balance Sheet Components [Abstract]
Inventories	Inventories

	December 31,		June 30,
(in thousands)	2010	2011	2012
			(unaudited)
Raw materials	$740	$250	$39
Finished goods	2,083	3,113	2,893
Total inventories	$2,823	$3,363	$2,932

Property and equipment
Property and equipment

	December 31,		June 30,
(in thousands)	2010	2011	2012
			(unaudited)

Computer equipment and software	$2,644	$3,712	$4,173
Furniture fixtures and equipment	666	1,018	966
Leasehold improvements	1,070	1,493	1,680
Manufacturing tools and equipment	2,229	3,027	3,290
Construction in process	333	90	107
	6,942	9,340	10,216
Less: Accumulated depreciation	(5,635)	(6,639)	(7,522)
Property and equipment, net	$1,307	$2,701	$2,694

Accrued payroll and other accruals
Accrued payroll and other accruals

	December 31,		June 30,
(in thousands)	2010	2011	2012
			(unaudited)
Payroll and related expenses	$3,705	$4,424	$4,868
Uninvoiced purchases	1,982	1,741	1,562
Preferred stock warrant liability	—	1,853	—
Deferred rent	331	500	550
Exercise of unvested stock options	5	373	299
ExperiaHealth performance awards	46	—	—
Customer prepayments	223	387	836
Sales and use tax payable	405	343	442
Other	320	522	544
Total accrued payroll and other accruals	$7,017	$10,143	$9,101